Financial Instruments - Summary of Variable Rate Cash and Cash Equivalents Outstanding (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents	$ 16,085	$ 17,375	$ 18,230	$ 21,787
Interest rate risk [member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Weighted average interest rate	2.00%	1.00%
Cash and cash equivalents	$ 16,085	$ 17,375
Net exposure to cash flow interest rate risk	$ 16,085	$ 17,375